Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	£ 348	£ 351
Sales return liability	53	83
Deferred income	340	330
Interest payable	10	42
Accruals and other liabilities	503	450
Trade and other payables, current	1,254	1,256	[1]
Less: non-current portion
Deferred income	60	56
Accruals and other liabilities	60	39
Trade and other payables, Non-current	£ 120	£ 95

[1]	Comparative balances have been restated – see Note 1b.